INVENTORIES	6 Months Ended
Jun. 30, 2023
Inventory, Net [Abstract]
INVENTORIES
NOTE 4:-	INVENTORIES

	June 30,	December 31,
	2023	2022
	Unaudited

Raw materials	2,247	2,201
Work-in-progress	2,985	2,468
Finished goods	456	461

	5,688	5,130

During the periods ended June 30, 2023 and June 30, 2022, the Company recorded inventory write-offs in the amounts of $192 and $126, respectively. Such write-offs were included in cost of revenues.